Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
LVIP Delaware Wealth Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Wealth Builder Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Wealth Builder Fund (the “Fund”) is to seek to provide a responsible level of income and the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee was restated to reflect the current fee structure of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Lincoln Investment Advisors Corporation serves as the investment adviser to the Fund. Delaware Investments Fund Advisers (“DIFA”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, and Macquarie Investment Management Austria Kapitalanlage, which are affiliates of DIFA (collectively, the “Sub-Adviser”). The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including investment grade corporate fixed income securities, mortgage-backed securities, U.S. government securities and high-risk corporate bonds (otherwise known as “junk” bonds). Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of securities (such as to-be announced contracts).

Normally, the Fund invests approximately 40-60% of its assets in income-generating equity securities (stocks) and approximately 40-60% of its assets in income-generating debt securities (bonds). While debt securities generally comprise up to 60% of the Fund's total assets, no more than 10% of the Fund's total assets will be invested in high yield, high-risk debt securities (otherwise known as “junk” bonds). No more than 25% of the Fund's total assets will be invested in any one industry sector. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Based on the noted ranges, the Fund's Sub-Adviser will determine the proportion of the Fund's assets that will be allocated to income-generating equity securities, equity equivalents, and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investments in such asset classes. The Fund expects that the proportion of its total assets invested in income-generating equity securities and equity equivalent securities will vary from 40% to 60% of the Fund's total assets. The proportion of the Fund's total assets in debt securities will correspondingly vary from 60% to 40% of the Fund's total assets.

The Fund may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes. For example, the Fund may invest in futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may invest in forward foreign currency contracts to manage foreign currency exposure and may also invest in credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return.

		The Fund may engage in frequent and active trading of portfolio investments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
  Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
  Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
  Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.
  U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged,” which may magnify or otherwise increase investment losses.
  Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.
  Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
  Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
  Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities as well as the reduced capacity of dealers to make a market for such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.

		Effective May 1, 2017, the Fund changed its investment strategy in an effort to improve the Fund’s investment performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The LVIP Delaware Wealth Builder Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 50% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index. The LVIP Delaware Wealth Builder Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2010 at: 11.96%.

		The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (14.56%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/19
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The LVIP Delaware Wealth Builder Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 50% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index. The LVIP Delaware Wealth Builder Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
LVIP Delaware Wealth Builder Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[3]
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	251
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	1,003
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	251
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,003
2010	rr_AnnualReturn2010	12.48%
2011	rr_AnnualReturn2011	(2.03%)
2012	rr_AnnualReturn2012	13.29%
2013	rr_AnnualReturn2013	20.24%
2014	rr_AnnualReturn2014	4.34%
2015	rr_AnnualReturn2015	(1.33%)
2016	rr_AnnualReturn2016	5.62%
2017	rr_AnnualReturn2017	12.29%
2018	rr_AnnualReturn2018	(5.22%)
2019	rr_AnnualReturn2019	15.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
1 year	rr_AverageAnnualReturnYear01	15.91%
5 years	rr_AverageAnnualReturnYear05	5.15%
10 years	rr_AverageAnnualReturnYear10	7.25%
LVIP Delaware Wealth Builder Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[3]
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	329
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	1,296
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	329
5 years	rr_ExpenseExampleNoRedemptionYear05	579
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,296
1 year	rr_AverageAnnualReturnYear01	15.61%
5 years	rr_AverageAnnualReturnYear05	4.89%
10 years	rr_AverageAnnualReturnYear10	6.98%
LVIP Delaware Wealth Builder Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	31.49%
5 years	rr_AverageAnnualReturnYear05	11.70%
10 years	rr_AverageAnnualReturnYear10	13.56%
LVIP Delaware Wealth Builder Fund | LVIP Delaware Wealth Builder Composite (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.82%
5 years	rr_AverageAnnualReturnYear05	7.49%
10 years	rr_AverageAnnualReturnYear10	8.83%

[1]	The Management Fee was restated to reflect the current fee structure of the Fund.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2021 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[3]	(After Expense Reimbursement)